Capital and other reserves - Schedule of Capital and Other Reserves (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Equity	SFr 935,887	SFr 878,317	SFr 848,379	SFr 268,565	SFr 253,873	SFr 245,093
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,063,841	1,060,187	1,043,987	296,827	295,139	276,408
Share premium
Disclosure of reserves within equity [line items]
Equity	756,883		756,883
Legal reserves
Disclosure of reserves within equity [line items]
Equity	29,024		10,976
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8,712)		(8,712)
Current tax benefits on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1,256		1,256
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	285,390		283,584
Other reserves
Disclosure of reserves within equity [line items]
Equity	1,847	SFr (3,227)	(3,422)	SFr (3,886)	SFr (2,680)	SFr (3,110)
Exchange differences
Disclosure of reserves within equity [line items]
Equity	359		(922)
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	1,844		(3,123)
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr (356)		SFr 623